RESTRICTED NET ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Variable Interest Entity, Primary Beneficiary | CHINA
RESTRICTED NET ASSETS
Net assets restricted	¥ 3,466,060	$ 487,251	¥ 3,542,822	$ 528,929